Note 18 - Parent Company Only Financial Statements (Detail) - Condensed Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series F Noncumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Dec. 31, 2011 Series F Noncumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Dec. 31, 2011 Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series D Cumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Dec. 31, 2010 Series E Non-Cumulative Perpetual Preferred Stock [Member] Parent Company [Member]	Dec. 31, 2012 Bank Subsidiaries [Member] Parent Company [Member]	Dec. 31, 2011 Bank Subsidiaries [Member] Parent Company [Member]	Dec. 31, 2010 Bank Subsidiaries [Member] Parent Company [Member]	Dec. 31, 2012 Nonbank Subsidiaries [Member] Parent Company [Member]	Dec. 31, 2011 Nonbank Subsidiaries [Member] Parent Company [Member]	Dec. 31, 2010 Nonbank Subsidiaries [Member] Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]
Cash Flows from Operating Activities:
Net income	$ 12,617,767	$ 9,691,648	$ 6,586,679												$ 12,617,767	$ 9,691,648	$ 6,586,679
Distributions in excess of (less than) earnings of:
Distributions in excess of earnings									(3,706,086)	(4,449,843)	(4,573,115)	(132,911)	133,951	(141,234)
Depreciation																54	590
Other-than-temporary impairment losses on securities															62,400	118,847
Stock-based compensation expense	849,760	696,407	488,112												849,760	646,419	533,271
Increase in other assets	757,107	(1,881,557)	2,248,856												(437,827)	(65,205)	(2,935,064)
Increase in other liabilities	3,638,414	2,523,387	1,406,270												1,930,733	658,610	926,645
Net cash provided by operating activities															11,183,836	6,734,481	397,772
Cash Flows from Investing Activities:
Net increase in interest-bearing deposits at financial instituions	4,391,112	12,995,009	(10,416,198)												(1,937)	(1,227)	(940)
Purchase of securities available for sale															(53,501)	(58,149)	(27,980)
Capital infusion, bank subsidiaries																(1,693,679)	(2,700,000)
Increase in cash from dissolution of VPHC															99,645
Net cash provided by (used in) investing activities	(132,781,796)	(137,311,801)	(59,482,025)												44,207	(1,753,055)	(2,728,920)
Cash Flows from Financing Activities:
Net increase (decrease) in other borrowings	2,008,099	(13,839,122)	7,395,184												2,008,099	1,107,630	(2,491,727)
Proceeds from issuance of Series A Subordinated Notes and detachable warrants to purchase 54,000 shares of common stock																	2,700,000
Payment of cash dividends on common and preferred stock															(4,088,949)	(3,712,493)	(4,052,089)
Redemption of Preferred Stock, net		(1,100,000)		(10,223,000)	(38,237,000)
Repurchase of 521,888 shares of common stock warrants issued in conjunction with Series D Cumulative Perpetual Preferred Stock							(1,100,000)
Proceeds from issuance of Series E Noncumulative Convertible Perpetual Preferred Stock, net								3,187,233
Proceeds from issuance of common stock, net															994,174	477,339	261,547
Purchase of noncontrolling interests															(2,388,417)		(149,032)
Net cash used in financing activities	110,558,615	111,777,429	47,719,934												(13,698,093)	(1,467,602)	(544,068)
Net increase (decrease) in cash and due from banks	8,431,736	11,105,904	6,152,760												(2,470,050)	3,513,824	(2,875,216)
Proceeds from issuance of 40,090 shares of Series F Noncumulative Perpetual Preferred Stock, net			3,187,233		39,996,922	39,996,922
Cash and due from banks:
Cash and cash equivalents	61,568,446	53,136,710	42,030,806												3,542,484	28,660	2,903,876
Assets acquired:
Cash															99,645
Premises															3,318,757
Other assets															12,473
Total assets															3,430,875
Liabilities assumed:
Other borrowings															1,838,007
Other liabilities															14,461
Total liabilities															1,852,468
Net															$ 1,578,407